Equity Method Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investment [Abstract]
Schedule of Balance Sheet Information

The following table contains balance sheet information of AirJoule, LLC as of March 31, 2025 and December 31, 2024:

	As of March 31, 2025	As of December 31, 2024
Total current assets	$1,034,825	$2,330,386
Total non-current assets	1,215,043,955	1,214,849,941
Total assets	$1,216,078,780	$1,217,180,327

Total current liabilities	3,047,482	4,531,668
Total non-current liabilities	4,189,682	4,238,293
Total liabilities	$7,237,164	$8,769,961
Equity	1,208,841,616	1,208,410,366
Total liabilities and equity	$1,216,078,780	$1,217,180,327

The following tables set forth certain financial information of AirJoule, LLC as of December 31, 2024 and for the year ended December 31, 2024:

As of December 31, 2024
Total current assets	$2,330,386
In process research and development	674,700,000
Goodwill	534,353,000
Other non-current assets	5,796,941
Total assets	$1,217,180,327

Total current liabilities	$4,531,668
Total non-current liabilities	4,238,293
Total liabilities	8,769,961
Members capital contribution	$1,219,053,100
Accumulated deficit	(10,642,734)
Total member’s equity	1,208,410,366
Total liabilities and equity	$1,217,180,327

Schedule of Statement of Operations Information

The following table contains statement of operations information of AirJoule, LLC for the three months ended March 31, 2025 and for the period from March 4, 2024 (AirJoule JV inception) to March 31, 2024:

	Three Months Ended March 31, 2025	For the period from March 4, 2024 to March 31, 2024
Revenue	$—	$—
Expenses	(4,784,805)	(64,853)
Other income	216,055	12,090
Net loss	$(4,568,750)	$(52,763)
Based on the Company’s assessment performed, no impairment to AirJoule, LLC’s goodwill or the Company’s equity method investment was identified as of December 31, 2024.
Year Ended December 31, 2024
Revenue	$—
Net loss	$(10,642,734)